FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments - The Group [member] - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 214	£ 272	£ 521
Credit Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	141	192
Debit Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	(5)	(16)
Funding Valuation Adjustment [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 78	£ 96